COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
13.	COMMITMENTS AND CONTINGENCIES

Contingencies

From time to time, the Company may be involved in a variety of claims, suits, investigations and proceedings arising in the ordinary course of our business, collections claims, breach of contract claims, labor and employment claims, tax and other matters. Although claims, suits, investigations and proceedings are inherently uncertain, and their results cannot be predicted with certainty, the Company believes that the resolution of current pending matters will not have a material adverse effect on its business, financial position, results of operations or cash flow. Regardless of the outcome, litigation can have an adverse impact on the Company because of legal costs, diversion of management resources and other factors.

Commitments

a.             On February 25, 2015, 1,753 common shares were issued to two former lenders connected with a $241,185 loan received and repaid during fiscal 2013. The common shares were valued at $210,323 based on the value of the concurrent private placement and recorded in stock-based compensation on the consolidated statement of operations and comprehensive loss. As part of the consideration for the initial loan, the former Chief Technology Officer and the new Chief Technology Officer had transferred 2,098 common shares to the lenders. For contributing the common shares to the lenders, the Company intends to reimburse the former Chief Technology Officer and the new Chief Technology Officer 2,134 common shares collectively. As at December 31, 2018, these shares have not yet been issued.

b.             In connection with the acquisition of IMT, the Company acquired a license agreement dated June 8, 2009, pursuant to which the Company pays the licensors an aggregate royalty of 1% of sales based on patent #8,613,691. No sales were made on the technology under this patent as it has not yet been commercialized. One of the licensors is a founder of IMT and a former officer and director of the Com pany.

c.             On March 6, 2018, the Company signed a distribution agreement with Curexo Inc. for South Korea and as part of this agreement, the Company is obligated to buy a rehabilitative product from Curexo Inc. for $200,000 when this product is fully developed. It is not yet developed at December 31, 2018.

d.             On May 17, 2017, the Company entered into a Co-operative Joint Venture Contract (the “JV Contract”) with Ginger Capital Investment Holding, Ltd. (the “JV Partner”) to form a China-based joint venture to commercialize the Company’s products (“China JV”) in which the Company has a 25% interest and the JV Partner has a 75% interest. The China JV entity formally was created on May 22, 2018. Under the terms of the JV Contract, the JV Partner is required to contribute $290,000 within 30 days of formation, $435,000 12 months later and $725,000 60 months after the date of formation. The Company is required to license certain intellectual property to the China JV. The Company is applying the equity method of accounting to the joint venture. As of December 31, 2018, the Company has provided certain technical information to the Chinese JV in order to obtain Chinese regulatory approvals.

14.	COMMITMENTS AND CONTINGENCIES

Contingencies

From time to time, the Company may be involved in a variety of claims, suits, investigations and proceedings arising in the ordinary course of our business, collections claims, breach of contract claims, labor and employment claims, tax and other matters. Although claims, suits, investigations and proceedings are inherently uncertain and their results cannot be predicted with certainty, the Company believes that the resolution of current pending matters will not have a material adverse effect on its business, financial position, results of operations or cash flow. Regardless of the outcome, litigation can have an adverse impact on the Company because of legal costs, diversion of management resources and other factors.

Commitments

(a)       On February 25, 2015, 1,753 common shares were issued to two former lenders connected with a $241,185 loan received and repaid during fiscal 2013. The common shares were valued at $210,323 based on the value of the concurrent private placement and recorded in stock-based compensation on the consolidated statement of operations and comprehensive loss. As part of the consideration for the initial loan, the Company’s then-CTO and COO had transferred 2,098 common shares to the lenders. For contributing the common shares to the lenders, the Company intends to reimburse the former CTO and COO 2,134 common shares. As at March 31, 2018, these shares have not yet been issued.

(b)       On May 17, 2017, the Company entered into a Co-operative Joint Venture Contract (the “JV Contract”) with Ginger Capital Investment Holding, Ltd. (the “JV Partner”) to form China Bionik Medical Rehabilitation Technology Ltd. (“China JV”), in which the Company will have a 25% interest and the JV Partner 75%. The China JV was not formally formed until subsequent to year-end and there were no operations during the year ended March 31, 2018. Under the terms of the JV Contract, the JV Partner is required to contribute $290,000 on the date of formation, $435,000 12 months later and $725,000, 60 months after the date of formation. The Company is required to contribute certain intellectual property.

(c)       On March 6, 2018, the Company signed a distribution agreement with Curexo Inc for South Korea and as part of this agreement the Company is obligated to buy a rehabilitative product from Curexo Inc. for $200,000 when this product is fully developed by Curexo. Inc.